Cost of sales, without considering depreciation and amortization - Cost of sales of goods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of production
Cost of sales, excluding depreciation and amortization	$ 393,888	$ 512,874	$ 613,381
cost of sales of products [Member]
Disclosure of cost of sales [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization		31,938	49,206	$ 37,640
Cost of production
Services provided by third parties	143,652	196,895	243,410
Consumption of materials and supplies	70,942	96,351	133,961
Disbursement of salaries	62,885	79,076	93,122
Electricity and water	36,504	44,583	50,215
Maintenance and repair	22,235	19,729	24,415
Short-term and low-value lease	16,289	20,784	23,539
Transport	12,234	16,341	30,819
Insurances	12,036	12,235	11,311
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	5,054	(2,143)	4,521
Other production expenses	11,916	11,755	9,634
Total cost of production of the period	393,747	495,606	624,947
Final balance of products in process and finished goods, net of depreciation and amortization	$ (31,797)	$ (31,938)	$ (49,206)